Investment in associates	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in associates
5.	Investment in associates

The Group’s investment in associates are summarized as below:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Share of profit/(loss) of associates, net of tax	456	(28)	(59)	(9)

		31.12.2017	31.12.2018	31.12.2018
		RMB’000	RMB’000	US$’000
Carrying amount of investment		2,185	2,130	318

Details of the associates are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2017	31.12.2018
			%	%
Held by subsidiaries
Sinjori Sdn. Bhd.	Property investment and development	Malaysia	14.0	14.0
Guangxi Yuchai Quan Xing Machinery Co., Ltd. (“Quan Xing”)	Manufacture spare part and sales of auto spare part, diesel engine & spare part, metallic materials, generator & spare part, chemical products (exclude dangerous goods), lubricating oil	People’s Republic of China	15.3	15.3